TorrayResolute Small/Mid Cap Growth Fund
TorrayResolute Small/Mid Cap Growth Fund
MANAGED PORTFOLIO SERIES TorrayResolute Small/Mid Cap Growth Fund (the “Fund”) Supplement dated May 29, 2015 to: Prospectus dated December 30, 2014
The sections entitled, “Principal Investment Strategies” beginning on pages 2 and 4 of the Fund’s Prospectus have changed. Therefore, the first two paragraphs of each section are deleted and replaced with the following:
The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small and mid-capitalization companies organized in the United States that the Adviser believes should generate excess returns, as compared to the Russell 2500TM Growth Index, with below-market risk over time, namely companies with superior operating and financial characteristics and proven records of increasing earnings on a consistent and sustainable basis.

The Fund typically invests in a portfolio of 25 to 30 small and mid-capitalization stocks with a long-term orientation and a quality focus.  The Fund considers a company to be a small or mid-capitalization company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500TM Growth Index.  The market capitalizations within the Index vary, but as of April 30, 2015 they ranged from approximately $23.9 million to $19.5 billion.  Although the Fund will invest primarily in the common stocks of U.S. companies, the Fund may invest up to 15% of its assets in common stocks of foreign companies that are organized and headquartered in countries classified as “developed” by MSCI.  As of September 30, 2014, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, UK, and the United States. As a part of its investment in foreign companies, the Fund may also invest in American Depository Receipts (“ADRs”), which are dollar-denominated negotiable certificates issued by a U.S. Bank representing a specified number of shares in a foreign stock that is traded on a U.S. exchange, with the underlying security held by a U.S. financial institution overseas.

Thank you for your investment. If you have any questions, please call the Fund toll-free at

844-406-4960.

This supplement should be retained with your Prospectus for future reference.